JPMorgan Global Bond Opportunities Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG MULTIVERSE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.34%)	(1.77%)	0.35%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.62%)	1.53%	2.86%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.88%	1.92%	2.92%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.64%	2.59%	3.52%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.79%	1.09%	1.78%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.13%	1.34%	1.92%